AURORA 10Q - COMMITMENTS AND CONTINGENCIES (Details)			12 Months Ended
	Mar. 10, 2021 USD ($) $ / shares shares	Mar. 08, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 22, 2022 USD ($)	Mar. 03, 2021 item
COMMITMENTS AND CONTINGENCIES
Payment of underwriting fee			$ 0
Aurora Acquisition Corp
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item							3
Deferred fee per unit | $ / shares			$ 0.35		$ 0.35
Number of units sold | shares				24,300,287
Net proceeds	$ 22,542,813	$ 8,505,100	$ 0	$ 8,505,100
Gross proceeds	$ 23,002,870
Underwriting fee (in percentage)	2
Deferred underwriting fee waived			$ 8,505,100			$ 8,505,100
Payment of underwriting fee					$ 0
Aurora Acquisition Corp | Over-allotment Option
COMMITMENTS AND CONTINGENCIES
Number of units sold | shares	2,300,287	3,300,000	3,300,000
Share price (in dollars per share) | $ / shares	$ 10.00